Form N-PX

                     Annual Report of Proxy Voting Record of

                     Mercantile Long-Short Manager Fund LLC




                  Investment Company Act File Number: 811-21258

                                   Registrant
                     Mercantile Long-Short Manager Fund LLC
                          Two Hopkins Plaza, 12th Floor
                               Baltimore, MD 21201
                                 (410) 237-5223

                                Agent for Service
                                Bonnie C. Railey
                          Two Hopkins Plaza, 12th Floor
                               Baltimore, MD 21201

             Date of Reporting Period: July 1, 2003 to June 30, 2004

Name of Issuer:                                    Artis Technology Partners, Ltd.
Cusip Number:                                      Not Available
Ticker Symbol:                                     Not Available
Meeting Date:                                      May 21, 2004
Matter Voted On:                                   Amendment of Articles of Association to Class A and Class
Proposed by:                                       Proposed by the issuer
Did the Fund Voted on Matter:                      Not voted - proxy not received in time
How the Fund Voted:                                N/A
With or Against Management:                        N/A


                                   Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mercantile Long-Short Manager Fund, LLC
By: /s/ Bonnie C. Railey
Treasurer
Date: August 31, 2004